Condensed Consolidated Statements of Redeemable Convertible Preferred Stock, Redeemable Common Stock and Stockholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		8 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Series A Redeemable Convertible Preferred Stock
Issuance of stock at per share		$ 1.00259507	$ 1.00259507
Issuance of Series A redeemable convertible preferred stock, issuance costs		$ 23	$ 200
Common Stock
Issuance of stock at per share			$ 0.0001
Issuance of common stock upon initial public offering, issuance costs	$ 7,800